Goodwill and Other Intangible Assets	12 Months Ended
Mar. 31, 2011
Goodwill and Other Intangible Assets [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
8.	GOODWILL AND OTHER INTANGIBLE ASSETS
Goodwill — The changes in the carrying amount of goodwill for the years ended March 31, 2011 and 2010 were as follows:

	Peach John Segment
	2011
	Millions of	Thousands of
	Yen	U.S. Dollars

Balance at beginning of year:
Goodwill	¥11,203	$135,367
Accumulated impairment losses

Total	11,203	135,367

Impairment losses	(836)	(10,101)

Total	(836)	(10,101)

Balance at end of year:
Goodwill	11,203	135,367
Accumulated impairment losses	(836)	(10,101)

Total	¥10,367	$125,266

	Millions of Yen
	2010
	Peach
	John	Other
	Segment	Segment	Total

Balance at beginning of year:
Goodwill	¥11,203		¥11,203
Accumulated impairment losses

Total	11,203		11,203

Goodwill acquired during year		¥71	71
Impairment losses		(71)	(71)

Total

Balance at end of year:
Goodwill	11,203		11,203
Accumulated impairment losses

Total	¥11,203		¥11,203

During the year ended March 31, 2011, the Company recorded an impairment charges on goodwill of ¥836 million ($10,101 thousand) in Peach John Segment. See Note 20 for further information.

During the year ended March 31, 2010, goodwill of Other segment was recorded from acquired business of Lecien as further described in Note 7. Lecien segment was tested for impairment in the fourth quarter, after the annual forecasting process. The Company identified a decline in fair value of Lecien and recognized an impairment loss of ¥71 million, which was included in impairment charges on goodwill in the Other segment. See Note 20 for further information.

Other Intangible Assets — The components of acquired intangible assets excluding goodwill as of March 31, 2011 and 2010 were as follows:

	2011
			Thousands of
	Millions of Yen		U.S. Dollars
		Accumulated		Accumulated
	Gross	Amortization	Gross	Amortization
	Carrying	and Impairment	Carrying	and Impairment
Year Ended March 31	Amount	Loss	Amount	Loss

Amortized intangible assets:
Customer relationship	¥3,361	¥2,636	$40,611	$31,851
Software	7,517	3,655	90,829	44,164
Other	1,294	413	15,636	4,989

Total	¥12,172	¥6,704	$147,076	$81,004

Unamortized intangible assets:
Trademark	¥5,316	¥559	$64,234	$6,755
Other	100		1,208

Total	¥5,416	¥559	$65,442	$6,755

	2010
	Millions of Yen
		Accumulated
	Gross	Amortization
	Carrying	and Impairment
Year Ended March 31	Amount	Loss

Amortized intangible assets:
Customer relationship	¥3,361	¥1,983
Software	7,486	2,851
Other	1,326	404

Total	¥12,173	¥5,238

Unamortized intangible assets:
Trademark	¥5,316
Other	100

Total	¥5,416

Other intangible assets acquired during the year ended March 31, 2011 totaled ¥671 million ($8,108 thousand) which primarily consist of software of ¥646 million ($7,806 thousand) with estimated useful life of 5 years.
During the year ended March 31, 2011, the Company recorded an impairment charge on other intangible assets of ¥377 million ($4,555 thousand) and ¥559 million ($6,755 thousand), for the customer relationship and trademark, respectively, in Peach John Segment. See Note 20 for further information.

During the year ended March 31, 2010, the Company recorded an impairment charge on other intangible assets of ¥1,023 million for customer relationship in Peach John Segment. See Note 20 for further information.

Aggregate amortization expenses for the years ended March 31, 2011, 2010 and 2009 related to other intangible assets and future estimated amortization expense as of March 31, 2011, 2010 and 2009 were as follows:

	Millions of	Thousands of
	Yen	U.S. Dollars
	2011	2011
Year Ended March 31
Aggregate amortization expense
2011	¥1,850	$22,354
Year Ending March 31
Estimated amortization expense
2012	1,463	17,678
2013	1,237	14,947
2014	991	11,974
2015	597	7,214
2016	134	1,619

Total	¥4,422	$53,432

Millions of
Yen
2010
Year Ended March 31
Aggregate amortization expense
2010	¥1,791
Year Ending March 31
Estimated amortization expense
2011	1,468
2012	1,413
2013	1,231
2014	999
2015	747

Total	¥5,858

Millions of
Yen
2009
Year Ended March 31
Aggregate amortization expense
2009	¥1,496
Year Ending March 31
Estimated amortization expense
2010	1,570
2011	1,541
2012	1,441
2013	1,251
2014	967

Total	¥6,770